Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Gross Sales	$ 3,812	$ 5,068	$ 10,022	$ 16,190
Less: Royalties	153	332	221	847
Revenue	3,659	4,736	9,801	15,343
Expenses
Purchased Product	1,408	1,862	3,974	6,344
Transportation and Blending	1,033	1,255	3,307	3,768
Operating	481	529	1,445	1,574
Inventory Write-Down (Reversal)		16	549	24
Production and Mineral Taxes		1		1
(Gain) Loss on Risk Management	3		233	181
Depreciation, Depletion and Amortization	1,092	558	2,615	1,668
Exploration Expense	25	1	32	10
General and Administrative	50	72	124	209
Onerous Contract Provisions	1	(1)		(8)
Finance Costs	145	138	391	376
Interest Income	(2)	(3)	(4)	(9)
Foreign Exchange (Gain) Loss, Net	(159)	88	168	(265)
Re-measurement of Contingent Payment	(31)	(17)	(97)	137
Research Costs	3	6	8	16
(Gain) Loss on Divestiture of Assets	(1)	3		7
Other (Income) Loss, Net	(17)	(11)	(60)	(4)
Earnings (Loss) Before Income Tax	(372)	239	(2,884)	1,314
Income Tax Expense (Recovery)	(178)	52	(658)	(767)
Net Earnings (Loss)	$ (194)	$ 187	$ (2,226)	$ 2,081
Net Earnings (Loss) Per Share ($)
Basic and Diluted	$ (0.16)	$ 0.15	$ (1.81)	$ 1.69